Summary Of Significant Accounting Policies (Depreciation And Amortization Expense From Continuing Operations Related To Land, Buildings And Equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Property, Plant and Equipment [Line Items]
Depreciation and amortization on buildings and equipment	$ 290.2	$ 319.3	$ 304.4
Losses on replacement of equipment	5.5	5.5	4.4
Buildings And Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization on buildings and equipment	$ 274.4	$ 305.0	$ 296.3